Financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Assets [Abstract]
Summary of Financial Assets at Amortized Cost

	December 31,
	2021	2020
	£000s	£000s
Current financial assets at amortized cost – term deposit	-	10,000
Non-current financial assets at amortized cost	301	303
Total financial assets at amortized cost	301	10,303